Lease Agreements	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Agreements	Lease Agreements
The Company adopted ASC 842 effective January 1, 2019 using the modified retrospective approach. Refer to Note - 1 Basis of Presentation and Significant Accounting Policies for additional information regarding the adoption of ASC 842.
The Company has operating and finance leases covering primarily warehouse and office facilities and equipment, with the lapse of time as the basis for all rental payments. The Company determines if an arrangement is a lease at inception.
Operating right-of-use ("ROU") assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. In determining the estimated present value of lease payments, the Company uses its incremental borrowing rate based on the information available at the lease commencement date, with consideration given to the Company's recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the Company's incremental borrowing rates.
The ROU assets also include any lease payments made and are reduced by any lease incentives received. The Company’s lease terms may include options to extend or not terminate the lease when it is reasonably certain that it will exercise any such options. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized in operating loss on a straight-line basis over the expected lease term.
Real estate leases of warehouse and office facilities are the most significant leases held by the Company. For these leases, the Company has elected the practical expedient permitted under ASC 842 to account for the lease and non-lease components as a single lease component. As a result, non-lease components, such as common area maintenance charges, are accounted for as a single lease element. The Company’s remaining operating leases are primarily comprised of leases of copiers, vehicles, and other warehouse equipment.
Certain of the Company’s operating lease agreements include variable payments that are passed through by the landlord, such as insurance, taxes, and common area maintenance, payments based on the usage of the asset, and rental payments adjusted periodically for inflation. Pass-through charges, payments due to changes in usage of the asset, and payments due to changes in indexation are included within variable rent expense.
As a result of the adoption of ASC 842, the Company's build-to-suit liability recognized under the previous guidance was reclassified to a finance leases liability in the Consolidated Balance Sheet and is presented as such as of December 31, 2019.
None of the Company's lease agreements contain significant residual value guarantees, restrictions, or covenants.
Lease-related assets and liabilities consisted of the following:

	Classification on the Balance Sheet	December 31, 2019
ASSETS
Operating lease assets	Operating right-of-use assets	$29,423
Finance lease assets	Property, plant and equipment, net	10,293
Total lease assets		$39,716

LIABILITIES
Current
Operating	Operating lease liabilities	$6,537
Finance	Current portion of finance leases	596
Noncurrent
Operating	Noncurrent operating lease liabilities	22,760
Finance	Finance leases, less current portion	8,208
Total liabilities		$38,101

Weighted average remaining lease term (years)
Operating leases	5.5
Finance leases	10.9
Weighted average discount rate
Operating leases	5.2%
Finance leases	4.7%
Lease-related expenses were as follows:

Year Ended December 31, 2019
Finance lease expense:
Amortization of finance lease assets	$1,046
Interest on finance lease liabilities	424
Operating lease expense	8,551
Variable lease expense	612
Short-term lease expense	34
Sublease income (1)	(744)
Total lease expense	$9,923
(1) Relates primarily to one property subleased through September 2020.
Lease-related supplemental cash flow information was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	(8,633)
Operating cash for finance leases	(424)
Financing cash flows for finance leases	(611)
Lease obligations obtained in exchange for right-of-use assets:
Operating leases	1,713
Maturities of lease liabilities as of December 31, 2019 are as follows:

Year ending December 31:	Finance Leases	Operating Leases
2020	$991	$7,716
2021	955	7,042
2022	975	6,010
2023	992	4,860
2024	1,012	2,176
Later years	6,365	5,866
Total lease payments	11,290	33,670
Less: imputed interest	(2,486)	(4,373)
Total lease obligations	$8,804	$29,297
Comparable future minimum rental payments under leases that have initial or remaining non-cancelable lease terms in excess of one year as previously disclosed under Account Standards Codification No. 840, (Leases) ("ASC 840") as of December 31, 2018 are as follows:

	Finance Leases	Operating Leases	Built-to-Suit Lease
2019	$119	$7,882	$915
2020	56	7,398	933
2021	2	6,414	952
2022	2	5,702	971
2023	1	4,828	990
Later years	—	8,068	7,461
Total future minimum rental payments	$180	$40,292	$12,222
Total rental payments charged to expense under ASC 840 were $8,377 in the year ended December 31, 2018.